Summary of Significant Accounting Policies - Changes in the Allowance for Credit Losses on Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 22,880	$ 23,124	$ 27,052
Provisions for expected credit losses	(2,873)	4,483	18
Deductions from allowance	(2,378)	(2,685)	(1,249)
Recoveries collected	0	0	288
Currency translation adjustments and other	(333)	(2,042)	(2,985)
Balance at end of year	17,296	22,880	23,124
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, at beginning of year	10,598	5,142	9,132
Provisions for expected credit losses	5	5,574	2,155
Deductions from allowance	(10,552)	0	(6,049)
Recoveries collected	0	0	12
Currency translation adjustments and other	2	(118)	(108)
Balance, at end of year	$ 53	$ 10,598	$ 5,142